Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss per share
Net loss for the year	$ 28,669	$ 30,699
Weighted average number of common shares	20,829,861	20,464,168
Basic loss per share	$ 1.38	$ 1.50
Diluted loss per share	$ 1.38	$ 1.50
Share options	1,511,773	2,092,596
Warrants	772,270	724,983
Exercisable	1,771,243	1,510,396
RSU
Loss per share
RSUs and DSUs	443,681	232,317
DSU
Loss per share
RSUs and DSUs	60,000	0